Schedule of investments

Delaware Small Cap Growth Fund December 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.80% ✧
Communication Services - 2.32%
Bandwidth Class A †	27,455	$1,758,493
		1,758,493
Consumer Discretionary - 17.66%
Five Below †	12,433	1,589,683
Floor & Decor Holdings Class A †	49,026	2,491,011
Ollie’s Bargain Outlet Holdings †	29,894	1,952,377
Peloton Interactive Class A †	42,375	1,203,450
Shake Shack Class A †	32,802	1,954,015
YETI Holdings †	121,203	4,215,440
		13,405,976
Consumer Staples - 12.25%
Boston Beer Class A †	7,461	2,819,139
Freshpet †	53,025	3,133,247
Simply Good Foods †	117,220	3,345,459
		9,297,845
Financials - 5.52%
eHealth †	27,146	2,608,188
LendingTree †	5,203	1,578,798
		4,186,986
Healthcare - 27.13%
Blueprint Medicines †	10,788	864,227
Invitae †	79,156	1,276,786
iRhythm Technologies †	43,906	2,989,560
Novocure †	26,541	2,236,610
Pacira BioSciences †	81,189	3,677,862
PetIQ †	9,405	235,595
Progyny †	131,125	3,599,381
Quanterix †	79,981	1,889,951
Teladoc Health †	45,641	3,821,064
		20,591,036
Industrials - 8.73%
SiteOne Landscape Supply †	39,615	3,591,100
Trex †	33,784	3,036,506
		6,627,606
Information Technology - 26.19%
Avalara †	25,200	1,845,900
Everbridge †	32,919	2,570,315
Lattice Semiconductor †	117,345	2,245,983
LiveRamp Holdings †	42,400	2,038,168
Medallia †	61,115	1,901,288
Monolithic Power Systems	12,610	2,244,832
Rapid7 †	51,336	2,875,843

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Schedule of investments

Delaware Small Cap Growth Fund

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Information Technology (continued)
Silicon Laboratories †	26,088	$3,025,686
Zendesk †	14,801	1,134,201
		19,882,216
Total Common Stock (cost $71,183,967)		75,750,158

Short-Term Investments – 0.53%
Money Market Mutual Funds - 0.53%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 1.52%)	80,666	80,666
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 1.49%)	80,666	80,666
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 1.51%)	80,666	80,666
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 1.48%)	80,666	80,666
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 1.45%)	80,666	80,666
Total Short-Term Investments (cost $403,330)		403,330

Total Value of Securities – 100.33%
(cost $71,587,297)		76,153,488
Liabilities Net of Receivables and Other Assets – (0.33%)		(248,684)
Net Assets Applicable to 7,042,789 Shares Outstanding – 100.00%		$75,904,804

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
GS – Goldman Sachs

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